Summary of significant accounting policies (Details 3) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation									$ 26,499	$ 21,801
Loss from operations									(39,012)	(29,462)
Income tax benefit (expense)									823	4,254
Net loss	$ (11,941)	$ 14,407	$ (19,642)	$ (13,141)	$ (14,781)	$ (25,234)	$ (10,147)	$ (1,599)	$ (20,301)	$ (43,884)
Basic loss per share available to common stockholders									$ (0.30)	$ (0.33)
Diluted loss per share available to common stockholders									$ (0.30)	$ (0.33)
Prior To Revision [Member]
Stock-based compensation	7,096	7,848	9,761	10,744	9,272	7,558	9,230	4,563	$ 35,449	$ 30,623
Loss from operations	(12,736)	(9,974)	(12,466)	(12,786)	(12,449)	(8,767)	(11,694)	(5,374)	(47,962)	(38,284)
Income tax benefit (expense)	(2,047)	183	11	1,578	(618)	2,715	2,013	1,182	(275)	5,292
Net loss	$ (11,941)	$ 14,375	$ (19,642)	$ (13,141)	$ (14,774)	$ (25,230)	$ (10,085)	$ (1,579)	$ (30,349)	$ 51,668
Basic loss per share available to common stockholders	$ (0.05)	$ 0.06	$ (0.27)	$ (0.09)	$ (0.13)	$ (0.17)	$ (0.07)	$ (0.01)	$ (0.35)	$ (0.38)
Diluted loss per share available to common stockholders	$ (0.05)	$ 0.05	$ (0.27)	$ (0.09)	$ (0.13)	$ (0.17)	$ (0.07)	$ (0.01)	$ (0.35)	$ (0.38)
Revision [Member]
Stock-based compensation	$ (1,111)	$ (1,981)	$ (2,538)	$ (3,320)	$ (3,502)	$ (2,936)	$ (1,875)	$ (509)	$ (8,950)	$ (8,822)
Loss from operations	1,111	1,981	2,538	3,320	3,502	2,936	1,875	509	8,950	8,822
Income tax benefit (expense)	1,534	(175)	(56)	(205)	(169)	(431)	(348)	(90)	1,098	(1,038)
Net loss	$ 2,645	$ 1,806	$ 2,482	$ 3,115	$ 3,333	$ 2,505	$ 1,527	$ 419	$ 10,048	$ 7,784
Basic loss per share available to common stockholders	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.02	$ 0.02	$ 0.01	$ 0	$ 0.05	$ 0.05
Diluted loss per share available to common stockholders	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.02	$ 0.02	$ 0.01	$ 0	$ 0.05	$ 0.05
As Revised [Member]
Stock-based compensation	$ 5,985	$ 5,867	$ 7,223	$ 7,424	$ 5,770	$ 4,622	$ 7,355	$ 4,054	$ 26,499	$ 21,801
Loss from operations	(11,625)	(7,993)	(9,928)	(9,466)	(8,947)	(5,831)	(9,819)	(4,865)	(39,012)	(29,462)
Income tax benefit (expense)	(513)	8	(45)	1,373	(787)	2,284	1,665	1,092	823	4,254
Net loss	$ (9,296)	$ 16,181	$ (17,160)	$ (10,026)	$ (11,441)	$ (22,725)	$ (8,558)	$ (1,160)	$ (20,301)	$ (43,884)
Basic loss per share available to common stockholders	$ (0.04)	$ 0.07	$ (0.26)	$ (0.08)	$ (0.11)	$ (0.15)	$ (0.06)	$ (0.01)	$ 0.30	$ 0.33
Diluted loss per share available to common stockholders	$ (0.04)	$ 0.06	$ (0.26)	$ (0.08)	$ (0.11)	$ (0.15)	$ (0.06)	$ (0.01)	$ 0.30	$ 0.33